Prepaid Expenses and Other Assets, Current - Narrative (Details) $ in Millions	3 Months Ended
Mar. 31, 2021 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Decrease to prepaid facility and manufacturing	$ (2.7)